Significant Accounting Policies - Estimated Useful Lives of the Group's Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2020
Bottom of range [member] | Buildings and structures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives (years)	15 years
Bottom of range [member] | Machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives (years)	3 years
Bottom of range [member] | Other property and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives (years)	2 years
Bottom of range [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives (years)	1 year
Weighted average [member] | Machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives (years)	15 years
Top of range [member] | Buildings and structures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives (years)	40 years
Top of range [member] | Machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives (years)	30 years
Top of range [member] | Other property and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives (years)	10 years
Top of range [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives (years)	50 years